STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES (Details Narrative)	Jul. 19, 2021 USD ($)
STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES (Details)
Revenue recognized	$ 5,848,000